Inventories and contracts in progress (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories and contracts in progress
Raw materials	€ 9,007	€ 9,061	€ 7,975
Work in progress	4,237	4,070	4,626
Finished goods	3,158	3,266	2,837
Contracts in progress	590	637	643
Total inventories and contracts in progress	€ 16,992	€ 17,034	€ 16,081